Note 4 - Acquisitions - Business Acquisitions, Pro Forma Revenue and Earnings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Actual, revenues	$ 111,915
Actual, net earnings	6,820
Supplemental pro forma (unaudited), revenues	4,794,360	$ 4,450,194
Supplemental pro forma (unaudited), net earnings	$ 182,933	$ 198,381